Employee Compensation	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Employee Compensation
Note 8: Employee Compensation
Stock Options
We did not grant any stock options during the three months ended April 30, 2021 and 2
0
20. During the six months ended April 30, 2021, we granted a total of 984,943 stock options (976,087 stock options during the six months ended April 30, 2020). The weighted-average fair value of options granted during the six months ended April 30, 2021 was $10.75 per option ($9.46 per option for the six months ended April 30, 2020).
To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the six months ended	April 30, 2021	April 30, 2020
Expected dividend yield	4.9%	4.3%
Expected share price volatility	20.6% - 20.7%	15.4%
Risk-free rate of return	1.0%	1.9% - 2.0%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	97.14	101.47
Changes to the input assumptions can result in different fair value estimates.
Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	April 30, 2021	April 30, 2020	April 30, 2021	April 30, 2020
Current service cost	67	63	2	3
Net interest expense on net defined benefit (asset) liability	2	-	7	8
Administrative expenses	1	1	-	-
Benefits expense	70	64	9	11
Canada and Quebec pension plan expense	29	29	-	-
Defined contribution expense	34	37	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	133	130	9	11

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the six months ended	April 30, 2021	April 30, 2020	April 30, 2021	April 30, 2020
Current service cost	134	125	4	6
Net interest expense on net defined benefit (asset) liability	4	-	15	16
Administrative expenses	2	2	-	-
Benefits expense	140	127	19	22
Canada and Quebec pension plan expense	52	53	-	-
Defined contribution expense	93	98	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Incom e	285	278	19	22